Other Comprehensive Income (Loss) (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ (253,513,000)	$ (543,242,000)	$ (60,518,000)
Balance	(1,087,743,000)
Balance	(1,336,295,000)	(1,087,743,000)
Total FMC-AG and Co. KGaA [Member] | OtherComprehensiveIncomeRollforward [Member]
Balance	(1,093,004,000)	(549,762,000)	(489,244,000)
Other comprehensive income before reclassifications	(304,867,000)	(574,777,000)	(94,267,000)
Amounts reclassified from Accumulated Other comprehensive income	(51,354,000)	(31,535,000)	(33,749,000)
Other comprehensive income (loss), net of tax	(253,513,000)	(543,242,000)	(60,518,000)
Balance	(1,346,517,000)	(1,093,004,000)	(549,762,000)
Accumulated net gain loss from designated or qualifying cash flow hedges (member) | OtherComprehensiveIncomeRollforward [Member]
Balance	(103,277,000)	(121,856,000)	(138,341,000)
Other comprehensive income before reclassifications	13,481,000	(2,156,000)	(1,571,000)
Amounts reclassified from Accumulated Other comprehensive income	(29,582,000)	(20,735,000)	(18,056,000)
Other comprehensive income (loss), net of tax	43,063,000	18,579,000	16,485,000
Balance	(60,214,000)	(103,277,000)	(121,856,000)
AccumulatedDefinedBenefitPlansAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Balance	(282,019,000)	(141,987,000)	(179,423,000)
Other comprehensive income before reclassifications	35,156,000	(150,832,000)	21,743,000
Amounts reclassified from Accumulated Other comprehensive income	(21,772,000)	(10,800,000)	(15,693,000)
Other comprehensive income (loss), net of tax	56,928,000	(140,032,000)	37,436,000
Balance	(225,091,000)	(282,019,000)	(141,987,000)
AccumulatedTranslationAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Balance	(702,447,000)	(286,744,000)	(174,349,000)
Other comprehensive income before reclassifications	(348,543,000)	(415,703,000)	(112,395,000)
Amounts reclassified from Accumulated Other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	(348,543,000)	(415,703,000)	(112,395,000)
Balance	(1,050,990,000)	(702,447,000)	(286,744,000)
Total before non-controlling interests | OtherComprehensiveIncomeRollforward [Member]
Balance	(1,087,743,000)	(550,587,000)	(492,113,000)
Other comprehensive income before reclassifications	(299,906,000)	(568,691,000)	(92,223,000)
Amounts reclassified from Accumulated Other comprehensive income	(51,354,000)	(31,535,000)	(33,749,000)
Other comprehensive income (loss), net of tax	(248,552,000)	(537,156,000)	(58,474,000)
Balance	(1,336,295,000)	(1,087,743,000)	(550,587,000)
Noncontrolling interests not subject to put provisions [Member] | OtherComprehensiveIncomeRollforward [Member]
Balance	(5,261,000)	825,000	2,869,000
Other comprehensive income before reclassifications	(4,961,000)	(6,086,000)	(2,044,000)
Amounts reclassified from Accumulated Other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	(4,961,000)	(6,086,000)	(2,044,000)
Balance	$ (10,222,000)	$ (5,261,000)	$ 825,000